Share-based Compensation - Narrative (Details) $ / shares in Units, shares in Thousands			12 Months Ended
	Apr. 25, 2018	Sep. 01, 2017	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares	Aug. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 2,862,000	$ 2,784,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 585,000
Weighted average recognition period			9 months 18 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of PSUs outstanding (in shares) | shares			791
Recognized compensation expense related to PSUs			$ 0
A.M. Castle & Co. 2017 Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares issuable under stock plans (in shares) | shares			3,952
A.M. Castle & Co. 2017 Management Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares convertible (in shares) | shares			610
Cliff vesting period (in years)	1 year	3 years
Unvested grant date fair value (in dollars per share) | $ / shares			$ 3.13	$ 3.19
Granted (in dollars per share) | $ / shares			$ 1.77
Performance share unit awards granted (in shares) | shares			15
Less: unvested restricted Notes | A.M. Castle & Co. 2017 Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible debt			$ 2,300,000		$ 2,400,000
Unrecognized compensation expense			$ 214,000
Second lien note weighted average recognition period			8 months 12 days
Vesting period (in years)			3 years
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vesting based defined enterprise value			50.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vesting based defined enterprise value			50.00%